22. Borrowings (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 4,262,871		$ 2,823,283		$ 2,509,773	$ 1,632,403
US dollar
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		$ 4,262,871		$ 2,823,283